ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - Reclassification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses:
Net income / (loss) from discontinued operations	$ (247,900)	$ 607,400	$ 1,050,700
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Revenues	3,848,500	9,344,800	7,916,800
Operating costs and expenses:
Cost of revenues	1,588,800	4,193,700	3,498,400
Product development	433,600	1,099,500	1,015,700
Sales, general and administrative	1,143,400	2,878,100	2,522,900
Depreciation and amortization	89,300	440,500	436,400
Goodwill impairment	1,600	84,300
Total operating costs and expenses	3,256,700	8,696,100	7,473,400
Income/(loss) from discontinued operations	591,800	648,700	443,400
Interest income	33,700	62,700	68,700
Interest expense	(80,600)	(122,600)	(51,200)
Gain on restructuring of convertible debt			177,400
Effect of the News and Zen deconsolidation			629,300
Income/(loss) from equity method investments	(500)	(6,400)	200
Other income/(loss), net	13,200	264,100	134,400
Income/(loss) from discontinued operations before income tax expense	557,600	846,500	1,402,200
Income tax expense	79,900	239,100	351,500
Net income / (loss) from discontinued operations	$ 477,700	$ 607,400	$ 1,050,700